Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

November 28, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

CIK No. 0001378872

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 29, 2016, relating to the following portfolio of the Trust: PowerShares Global Short Term High Yield Bond Portfolio dated February 29, 2016, as supplemented November 23, 2016, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for PowerShares Global Short Term High Yield Bond Portfolio.

Very truly yours,

PowerShares Exchange-Traded Fund Trust II

/s/ Anna Paglia

Anna Paglia

Head of Legal

Invesco PowerShares Capital Management LLC